Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Shares Outstanding And Treasury Shares Held

	December 31,
	2011	2010	2009

Shares outstanding	138,815,098	137,775,567	136,486,339
Treasury shares	710,482	673,472	662,410